Subsequent Events (Details) - Class B Ordinary shares [Member] - shares	Mar. 31, 2022	Dec. 31, 2021	Feb. 23, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Ordinary shares, outstanding	8,625,000	8,625,000		7,187,500
Recapitalization [Member]
Subsequent Event [Line Items]
Ordinary shares, outstanding			8,625,000
Common stock shares subject to forfeiture			1,125,000